Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

15 Inventories

	2020	2019	2018
	$m	$m	$m
Raw materials and consumables	1,262	830	794
Inventories in process	1,331	1,272	1,450
Finished goods and goods for resale	1,431	1,091	646
Inventories	4,024	3,193	2,890

The Group recognised $3,110m (2019: $2,708m; 2018: $2,659m) of inventories as an expense within Cost of sales during the year.

Inventory write-offs in the year amounted to $149m (2019: $231m; 2018: $208m).